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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—103.9%
ADVERTISING—0.7%
Lamar Advertising Co., Cl. A*	528,000	$25,692,480

AEROSPACE & DEFENSE—2.7%
Airbus Group NV	123,300	8,749,413
Hexcel Corp.*	126,900	5,289,192
Honeywell International, Inc.+	383,700	35,004,951
Precision Castparts Corp.	36,700	9,349,325
The Boeing Co.+	325,100	40,722,026
		99,114,907
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	181,900	17,322,337

AIRLINES—1.0%
Copa Holdings SA, Cl. A	126,250	16,500,875
Delta Air Lines, Inc.	336,500	10,300,265
United Continental Holdings, Inc.*	269,800	12,367,632
		39,168,772
ALTERNATIVE CARRIERS—0.8%
Cogent Communications Group, Inc.	735,473	30,426,518

APPAREL ACCESSORIES & LUXURY GOODS—1.8%
Fifth & Pacific Cos, Inc.*	525,700	15,087,590
Michael Kors Holdings Ltd.*	299,430	23,933,440
PVH Corp.	175,900	21,261,033
Ralph Lauren Corp.	40,500	6,354,045
		66,636,108
APPAREL RETAIL—0.2%
L Brands, Inc.	157,700	8,257,172

APPLICATION SOFTWARE—1.6%
Salesforce.com, Inc.*	580,636	35,145,897
SAP AG#	327,400	25,019,908
		60,165,805
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Affiliated Managers Group, Inc.*	28,450	5,668,378

AUTO PARTS & EQUIPMENT—2.0%
BorgWarner, Inc.	156,000	8,377,200
Delphi Automotive PLC.	608,500	37,051,565
Johnson Controls, Inc.	374,500	17,271,940
WABCO Holdings, Inc.*	160,600	13,846,932
		76,547,637
AUTOMOBILE MANUFACTURERS—1.3%
General Motors Co.*	1,356,500	48,942,520
Tesla Motors, Inc.*	7,800	1,414,998
		50,357,518
BIOTECHNOLOGY—5.8%
Amgen, Inc.	172,845	20,559,913
Biogen Idec, Inc.*	139,000	43,456,960
BioMarin Pharmaceutical, Inc.*	68,800	4,738,944
Celgene Corp.*	46,200	7,019,166
Gilead Sciences, Inc.*+	1,165,240	93,976,606
Pharmacyclics, Inc.*	240,600	32,016,642

	SHARES	VALUE
COMMON STOCKS—(CONT.)
BIOTECHNOLOGY—(CONT.)
Vertex Pharmaceuticals, Inc.*	174,600	$13,800,384
		215,568,615
BROADCASTING—0.8%
CBS Corp., Cl. B	480,100	28,191,472

CABLE & SATELLITE—3.1%
Comcast Corporation, Cl. A	1,230,540	67,002,903
DISH Network Corp.*	332,200	18,729,436
Time Warner Cable, Inc.	224,000	29,852,480
		115,584,819
CASINOS & GAMING—1.7%
Las Vegas Sands Corp.	607,325	46,472,509
Wynn Resorts Ltd.	73,800	16,045,596
		62,518,105
COMMUNICATIONS EQUIPMENT—2.3%
F5 Networks, Inc.*	374,600	40,082,200
QUALCOMM, Inc.+	631,717	46,886,036
		86,968,236
COMPUTER & ELECTRONICS RETAIL—0.1%
Best Buy Co., Inc.	153,800	3,620,452

COMPUTER HARDWARE—5.3%
Apple, Inc.+	335,972	168,187,583
NCR Corp.*	846,200	29,777,778
		197,965,361
COMPUTER STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	220,500	19,000,485

CONSTRUCTION & ENGINEERING—1.1%
Chicago Bridge & Iron Co., NV	188,200	14,113,118
Quanta Services, Inc.*	814,596	25,390,957
		39,504,075
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.1%
Cummins, Inc.	30,800	3,910,984

CONSTRUCTION MATERIALS—0.7%
Cemex SAB de CV#*	299,800	3,708,526
Eagle Materials, Inc.	297,000	23,388,750
		27,097,276
CONSUMER FINANCE—1.0%
American Express Co.	130,900	11,129,118
Discover Financial Services	468,500	25,135,025
		36,264,143
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Alliance Data Systems Corp.*	76,415	18,313,619
Fiserv, Inc.*	206,800	11,591,140
Visa, Inc., Cl. A	405,500	87,356,865
		117,261,624
DEPARTMENT STORES—0.5%
Macy’s, Inc.	323,700	17,220,840

DISTILLERS & VINTNERS—0.4%
Beam, Inc.	183,200	15,260,560

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—0.6%
Eastman Chemical Co.	307,600	$23,980,496

DRUG RETAIL—2.1%
CVS Caremark Corp.+	1,163,700	78,805,764

EDUCATION SERVICES—0.2%
New Oriental Education & Technology Group#	225,200	6,607,368

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp., PLC.	498,055	36,402,840

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	257,700	18,773,445

GENERAL MERCHANDISE STORES—0.2%
Dollar General Corp.*	168,115	9,468,237

HEALTH CARE EQUIPMENT—2.2%
Covidien PLC.+	523,912	35,751,755
Insulet Corp.*	211,801	9,107,443
St. Jude Medical, Inc.	308,700	18,747,351
Zimmer Holdings, Inc.	188,200	17,685,154
		81,291,703
HEALTH CARE FACILITIES—1.3%
HCA Holdings, Inc.*	824,784	41,461,892
Universal Health Services, Inc., Cl. B	76,880	6,305,697
		47,767,589
HEALTH CARE SERVICES—1.4%
Express Scripts, Inc.*+	712,005	53,179,654

HOME IMPROVEMENT RETAIL—3.4%
Lowe’s Companies, Inc.+	1,099,472	50,894,559
The Home Depot, Inc.+	978,200	75,174,670
		126,069,229
HOTELS RESORTS & CRUISE LINES—0.7%
Ctrip.com International Ltd.#*	188,000	7,427,880
Extended Stay America, Inc.	158,200	4,026,190
Hilton Worldwide Holdings, Inc.*	635,000	13,747,750
		25,201,820
HOUSEHOLD PRODUCTS—0.5%
The Procter & Gamble Co.	245,100	18,779,562

HOUSEWARES & SPECIALTIES—0.7%
Jarden Corp.*	293,500	17,742,075
Samsonite International SA(L2)	3,003,600	8,254,756
		25,996,831
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	518,100	21,646,218

HYPERMARKETS & SUPER CENTERS—0.2%
Costco Wholesale Corp.	64,800	7,280,928

INDUSTRIAL CONGLOMERATES—0.8%
Danaher Corp.	405,500	30,165,145

INDUSTRIAL MACHINERY—0.6%
Ingersoll-Rand PLC.	399,604	23,492,719

INSURANCE BROKERS—0.3%
Aon PLC.	128,900	10,371,294

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
Verizon Communications, Inc.	280,400	$13,464,808

INTERNET RETAIL—3.5%
Amazon.com, Inc.*+	260,000	93,259,400
Groupon, Inc.*	360,200	3,767,692
priceline.com, Inc.*	28,100	32,171,409
		129,198,501
INTERNET SOFTWARE & SERVICES—11.2%
Cornerstone OnDemand, Inc.*	95,200	5,431,160
eBay, Inc.*+	1,245,200	66,244,640
Facebook, Inc.*+	1,879,815	117,620,024
Google, Inc., Cl. A*+	147,009	173,613,219
LinkedIn Corp.*	19,500	4,196,595
Sina Corp.*	49,800	3,246,462
Vistaprint NV*	518,895	25,363,588
Yahoo! Inc.*	679,000	24,457,580
		420,173,268
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley+	2,152,300	63,514,373
The Goldman Sachs Group, Inc.	21,000	3,446,520
		66,960,893
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	67,915	11,999,222

LEISURE FACILITIES—0.1%
Six Flags Entertainment Corp.	97,692	3,506,166

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	258,000	12,391,740
Prudential Financial, Inc.	81,500	6,877,785
		19,269,525
LIFE SCIENCES TOOLS & SERVICES—1.1%
Thermo Fisher Scientific, Inc.	365,012	42,027,482

MANAGED HEALTH CARE—0.1%
UnitedHealth Group, Inc.	77,230	5,582,184

MOVIES & ENTERTAINMENT—1.1%
Viacom, Inc., Cl. B+	494,942	40,634,738

MULTI-LINE INSURANCE—0.7%
American International Group, Inc.	556,400	26,684,944

OIL & GAS EQUIPMENT & SERVICES—1.9%
Cameron International Corp.*	66,000	3,958,020
Halliburton Company+	512,500	25,117,625
National Oilwell Varco, Inc.	322,866	24,218,179
Weatherford International Ltd.*	1,422,120	19,255,505
		72,549,329
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Anadarko Petroleum Corp.+	361,545	29,173,066
Cabot Oil & Gas Corp.	643,900	25,743,122
Pioneer Natural Resources Co.	119,300	20,199,876
Whiting Petroleum Corp.*	159,300	9,299,934
		84,415,998

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—2.4%
Bank of America Corp.	520,800	$8,723,400
Citigroup, Inc.+	649,705	30,815,508
JPMorgan Chase & Co.	914,153	50,607,510
		90,146,418
PHARMACEUTICALS—5.2%
AbbVie, Inc.	563,100	27,721,413
Actavis plc.*+	257,700	48,700,146
Bristol-Myers Squibb Co.	528,090	26,388,657
Eli Lilly & Co.	545,700	29,473,257
Johnson & Johnson	145,400	12,863,538
Pfizer, Inc.	751,950	22,859,280
Zoetis, Inc.	922,100	27,994,956
		196,001,247
REGIONAL BANKS—0.6%
Regions Financial Corp.	2,306,200	23,454,054

RESTAURANTS—1.5%
McDonald’s Corp.	283,261	26,674,688
Starbucks Corp.	389,600	27,708,352
		54,383,040
SECURITY & ALARM SERVICES—1.1%
Tyco International Ltd.	998,621	40,434,164

SEMICONDUCTOR EQUIPMENT—1.3%
ASML Holding NV NY Reg#	322,281	27,274,641
Lam Research Corp.*	397,575	20,121,271
		47,395,912
SEMICONDUCTORS—2.7%
Avago Technologies Ltd.	277,000	15,135,280
Micron Technology, Inc.*	753,000	17,349,120
Microsemi Corp.*	542,450	12,715,028
NXP Semiconductor NV*	1,152,100	55,704,035
		100,903,463
SOFT DRINKS—1.9%
Monster Beverage Corp.*	149,400	10,144,260
PepsiCo, Inc.+	565,615	45,452,822
The Coca-Cola Co.	409,700	15,494,854
		71,091,936
SPECIALIZED FINANCE—0.7%
IntercontinentalExchange Group, Inc.	121,885	25,448,369

SPECIALTY CHEMICALS—1.8%
PPG Industries, Inc.	54,500	9,938,620
Rockwood Holdings, Inc.	830,340	56,903,200
		66,841,820
SPECIALTY STORES—0.3%
Tiffany & Co.	132,900	11,055,951

SYSTEMS SOFTWARE—0.7%
Microsoft Corp.	671,820	25,428,387

TOBACCO—0.4%
Philip Morris International, Inc.+	174,694	13,650,589

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	330,300	$7,091,541
United Rentals, Inc.*	274,900	22,250,406
		29,341,947
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SoftBank Corp.	462,428	34,223,926
Vodafone Group PLC.#*	56,800	2,105,008
		36,328,934
TOTAL COMMON STOCKS (Cost $3,205,109,020)		3,878,948,810

MASTER LIMITED PARTNERSHIP—1.1%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Blackstone Group LP.	1,170,900	38,346,975
(Cost $21,365,796)		38,346,975

REAL ESTATE INVESTMENT TRUST—0.2%
RESIDENTIAL—0.2%
Century Communities, Inc.*(L2)(a)(b)	395,000	7,505,000
(Cost $7,900,000)		7,505,000

	PRINCIPAL AMOUNT
CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(c)	1,178,859	1,178,859
(Cost $1,178,859)		1,178,859
Total Investments (Cost $3,235,553,675)(d)	105.2%	3,925,979,644
Liabilities in Excess of Other Assets	(6.7)%	(191,720,740)
NET ASSETS	100.0%	$3,734,258,904

+	All or a portion of this security is held as collateral for securities sold short.
‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $7,900,000 and represents 0.2% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Portfolio.

(c)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(d)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,259,476,270, amounted to $666,503,374 which consisted of aggregate gross unrealized appreciation of $727,985,116 and aggregate gross unrealized depreciation of $61,481,742.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short‡ (Continued) January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—6.6%
BIOTECHNOLOGY—0.4%
Mesoblast Ltd.*	(280,500)	$(1,443,667)
Myriad Genetics, Inc.*	(551,600)	(15,240,708)
		(16,684,375)
COMMUNICATIONS EQUIPMENT—0.1%
Blackberry Ltd.*	(271,600)	(2,566,620)

COMPUTER STORAGE & PERIPHERALS—0.4%
NetApp, Inc.	(386,300)	(16,355,942)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
PACCAR, Inc.	(376,300)	(21,072,800)

CONSTRUCTION MATERIALS—0.4%
Holcim Ltd.	(198,600)	(14,457,975)

DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Syntel, Inc.*	(39,400)	(3,319,450)

DIVERSIFIED BANKS—0.5%
HSBC Finance Corp.#	(338,992)	(17,454,698)

ELECTRICAL COMPONENTS & EQUIPMENT—0.1%
Emerson Electric Co.	(51,300)	(3,382,722)

EXCHANGE TRADED FUNDS—1.0%
CurrencyShares Japanese Yen Trust*	(181,570)	(17,354,461)
iShares Russell 2000 Index Fund	(94,260)	(10,572,202)
SPDR S&P Oil & Gas Exploration & Production ETF	(97,238)	(6,398,260)
		(34,324,923)
GAS UTILITIES—0.2%
National Fuel Gas Co.	(95,400)	(7,189,344)

INTERNET RETAIL—0.1%
Qunar Cayman Islands Ltd.#*	(181,000)	(4,711,430)

INTERNET SOFTWARE & SERVICES—0.2%
Akamai Technologies, Inc.*	(160,200)	(7,638,336)

IT CONSULTING & OTHER SERVICES—0.1%
Infosys Technologies Ltd.#	(65,400)	(3,831,132)

OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	(434,200)	(11,154,598)

OIL & GAS EXPLORATION & PRODUCTION—0.5%
Bonanza Creek Energy, Inc.*	(115,100)	(4,685,721)
Cimarex Energy Co.	(83,100)	(8,142,138)
EPL Oil & Gas, Inc.*	(274,439)	(7,374,176)
		(20,202,035)
PERSONAL PRODUCTS—0.1%
Elizabeth Arden, Inc.*	(166,165)	(4,506,395)

SEMICONDUCTORS—0.5%
Linear Technology Corp.	(213,800)	(9,522,652)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(469,860)	(7,950,031)
		(17,472,683)
SPECIALIZED CONSUMER SERVICES—0.1%
Weight Watchers International, Inc.	(206,100)	(5,570,883)

SPECIALTY STORES—0.2%
PetSmart, Inc.	(127,800)	(8,051,400)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—0.7%
Oracle Corp.	(687,499)	$(25,368,713)
TOTAL (Proceeds $247,330,712)		$(245,316,454)

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER GREEN FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%
AEROSPACE & DEFENSE—2.7%
Hexcel Corp.*	16,640	$693,555
Honeywell International, Inc.	14,255	1,300,484
		1,994,039
AIR FREIGHT & LOGISTICS—2.3%
FedEx Corp.	5,515	735,260
United Parcel Service, Inc., Cl. B	10,510	1,000,867
		1,736,127
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Ralph Lauren Corp.	3,845	603,242

APPLICATION SOFTWARE—1.3%
SAP AG#	10,330	789,419
Synchronoss Technologies, Inc.*	6,075	161,959
		951,378
AUTO PARTS & EQUIPMENT—3.1%
BorgWarner, Inc.	22,830	1,225,971
Johnson Controls, Inc.	24,140	1,113,337
		2,339,308
AUTOMOBILE MANUFACTURERS—1.9%
General Motors Co.*	25,840	932,307
Tesla Motors, Inc.*	2,605	472,573
		1,404,880
BROADCASTING & CABLE TV—0.9%
Discovery Communications, Inc., Series A*	8,425	672,147

COAL & CONSUMABLE FUELS—0.5%
Solazyme, Inc.*	31,005	402,135

COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	31,190	683,373

COMPUTER HARDWARE—4.0%
Apple, Inc.	5,915	2,961,049

COMPUTER STORAGE & PERIPHERALS—0.5%
EMC Corp.	15,480	375,235

CONSTRUCTION & ENGINEERING—0.6%
Aecom Technology Corp.*	15,315	439,081

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.5%
Cummins, Inc.	5,870	745,373
Lindsay Corp.	4,690	398,650
		1,144,023
CONSUMER ELECTRONICS—0.9%
Harman International Industries	6,225	643,852

CONSUMER FINANCE—0.9%
American Express Co.	7,950	675,909

DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Alliance Data Systems Corp.*	3,650	874,759
Visa, Inc., Cl. A	6,365	1,371,212
		2,245,971
DISTRIBUTORS—0.8%
LKQ Corp.*	22,690	614,218

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED SUPPORT SERVICES—1.0%
EnerNOC, Inc.*	33,085	$741,104

ELECTRIC UTILITIES—2.7%
Duke Energy Corp.	12,695	896,521
ITC Holdings Corp.	10,460	1,082,610
		1,979,131
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Acuity Brands, Inc.	5,955	756,523
SolarCity Corp.*	12,980	961,688
		1,718,211
ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
Itron, Inc.*	12,375	499,703

ELECTRONIC MANUFACTURING SERVICES—0.7%
Trimble Navigation Ltd.*	17,110	553,166

ENVIRONMENTAL & FACILITIES SERVICES—3.8%
Clean Harbors, Inc.*	6,845	383,868
Covanta Holding Corp.	37,680	678,240
Tetra Tech, Inc.*	34,655	1,022,669
Waste Management, Inc.	17,735	740,968
		2,825,745
FOOD DISTRIBUTORS—1.0%
United Natural Foods, Inc.*	10,700	722,999

FOOD RETAIL—1.7%
Whole Foods Market, Inc.	23,730	1,240,130

FOOTWEAR—0.8%
NIKE, Inc., Cl. B	7,755	564,952

HEALTH CARE SERVICES—1.3%
Express Scripts, Inc.*	13,190	985,161

HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	23,465	1,803,285

HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	15,034	1,151,905

HYPERMARKETS & SUPER CENTERS—0.5%
Wal-Mart Stores, Inc.	4,540	339,047

INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	42,840	1,076,569

INDUSTRIAL GASES—0.8%
Praxair, Inc.	4,935	615,493

INDUSTRIAL MACHINERY—5.4%
Chart Industries, Inc.*	4,880	416,947
Pall Corp.	8,965	718,097
The ExOne Co.*	9,775	460,011
Watts Water Technologies, Inc.	14,855	832,177
Woodward Governor Co.	17,545	751,803
Xylem, Inc.	25,755	859,187
		4,038,222
INTERNET RETAIL—2.2%
Amazon.com, Inc.*	4,510	1,617,692

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—7.9%
eBay, Inc.*	21,835	$1,161,622
Facebook, Inc.*	28,125	1,759,781
Google, Inc., Cl. A*	2,530	2,987,854
		5,909,257
INVESTMENT BANKING & BROKERAGE—1.2%
The Goldman Sachs Group, Inc.	5,520	905,942

IT CONSULTING & OTHER SERVICES—1.2%
International Business Machines Corp.	4,855	857,781

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	12,070	579,722

LIFE SCIENCES TOOLS & SERVICES—0.7%
Life Technologies Corp.*	6,350	483,045

METAL & GLASS CONTAINERS—0.7%
Crown Holdings, Inc.*	12,450	511,695

MOVIES & ENTERTAINMENT—0.7%
The Walt Disney Co.	7,645	555,103

PHARMACEUTICALS—6.3%
Bristol-Myers Squibb Co.	27,475	1,372,926
Johnson & Johnson	16,375	1,448,696
Merck & Co., Inc.	10,705	567,044
Pfizer, Inc.	43,378	1,318,691
		4,707,357
RAILROADS—0.9%
Norfolk Southern Corp.	7,225	668,963

RESTAURANTS—3.5%
Chipotle Mexican Grill, Inc.*	1,095	604,396
McDonald’s Corp.	6,040	568,787
Starbucks Corp.	19,790	1,407,465
		2,580,648
SEMICONDUCTORS—5.2%
Broadcom Corp., Cl. A	17,800	529,728
ChipMOS TECHNOLOGIES Bermuda Ltd.	22,060	418,258
Cree, Inc.*	16,505	997,232
First Solar, Inc.*	15,715	794,865
Intel Corp.	25,545	626,874
Yingli Green Energy Holding Co., Ltd.#*	87,710	534,154
		3,901,111
SOFT DRINKS—1.6%
The Coca-Cola Co.	31,660	1,197,381

SPECIALTY CHEMICALS—2.7%
Celanese Corp.	11,225	568,434
Chemtura Corp.*	22,290	559,033
Rockwood Holdings, Inc.	12,655	867,247
		1,994,714
SPECIALTY STORES—2.3%
GNC Holdings, Inc., Cl. A	16,330	834,626
Tiffany & Co.	10,450	869,336
		1,703,962

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—2.0%
FleetMatics Group PLC.*	13,335	$533,534
Microsoft Corp.	24,705	935,084
		1,468,618
TOTAL COMMON STOCKS (Cost $54,043,614)		70,383,781

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Covanta Holding Corp., 3.25%, 6/1/2014(L2)	110,000	128,838
(Cost $110,000)		128,838

CONVERTIBLE NOTES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(a)	23,935	23,935
(Cost $23,935)		23,935

Total Investments (Cost $54,177,549)(b)	94.7%	70,536,554
Other Assets in Excess of Liabilities	5.3%	3,918,009
NET ASSETS	100.0%	$74,454,563

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(b)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,201,969, amounted to $16,334,585 which consisted of aggregate gross unrealized appreciation of $17,066,621 and aggregate gross unrealized depreciation of $732,036.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER ANALYST FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.1%
ADVERTISING—0.9%
Lamar Advertising Co., Cl. A*	1,291	$62,820

AEROSPACE & DEFENSE—2.5%
Honeywell International, Inc.	1,019	92,963
Precision Castparts Corp.	362	92,220
		185,183
APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Fifth & Pacific Cos, Inc.*	2,542	72,955
Michael Kors Holdings Ltd.*	501	40,045
PVH Corp.	639	77,236
Ralph Lauren Corp.	374	58,677
		248,913
APPAREL RETAIL—0.5%
L Brands, Inc.	734	38,432

APPLICATION SOFTWARE—4.2%
Salesforce.com, Inc.*	651	39,405
SAP AG#	2,482	189,674
Synchronoss Technologies, Inc.*	2,953	78,727
		307,806
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Waddell & Reed Financial, Inc., Cl. A	991	64,237

AUTO PARTS & EQUIPMENT—2.9%
American Axle & Manufacturing Holdings, Inc.*	2,051	38,190
BorgWarner, Inc.	1,556	83,557
Delphi Automotive PLC.	1,436	87,438
		209,185
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Co.*	1,670	60,254

BIOTECHNOLOGY—5.8%
Biogen Idec, Inc.*	176	55,025
Cepheid, Inc.*	1,116	58,992
Gilead Sciences, Inc.*	1,690	136,298
Idenix Pharmaceuticals, Inc.*	2,021	14,167
Pharmacyclics, Inc.*	263	34,997
Synageva BioPharma Corp.*	993	89,946
Vertex Pharmaceuticals, Inc.*	472	37,307
		426,732
BROADCASTING—2.9%
CBS Corp., Cl. B	1,346	79,037
Cumulus Media, Inc., Cl. A*	10,056	67,275
Nexstar Broadcasting Group, Inc.	1,421	68,279
		214,591
BUILDING PRODUCTS—1.2%
Lennox International, Inc.	1,042	90,195

CABLE & SATELLITE—3.1%
Comcast Corporation, Cl. A	1,814	98,772
Liberty Global, Inc., Cl. A*	688	54,992
Time Warner Cable, Inc.	563	75,031
		228,795

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CASINOS & GAMING—2.6%
Las Vegas Sands Corp.	1,157	$88,534
MGM Resorts International*	4,128	100,558
		189,092
COMMUNICATIONS EQUIPMENT—3.2%
F5 Networks, Inc.*	931	99,617
JDS Uniphase Corp.*	4,868	64,696
Ruckus Wireless, Inc.*	5,061	67,969
		232,282
COMPUTER HARDWARE—1.3%
NCR Corp.*	2,599	91,459

CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.*	1,733	54,018

CONSTRUCTION MATERIALS—1.1%
Eagle Materials, Inc.	991	78,041

DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Alliance Data Systems Corp.*	356	85,319
Visa, Inc., Cl. A	447	96,297
		181,616
DISTILLERS & VINTNERS—1.0%
Beam, Inc.	878	73,137

DRUG RETAIL—1.5%
CVS Caremark Corp.	1,565	105,982

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp., PLC.	1,228	89,754

ELECTRONIC EQUIPMENT MANUFACTURERS—1.2%
OSI Systems, Inc.*	1,542	89,328

FOOD RETAIL—1.1%
Whole Foods Market, Inc.	1,513	79,069

GENERAL MERCHANDISE STORES—0.7%
Dollar General Corp.*	924	52,040

HEALTH CARE EQUIPMENT—2.3%
Insulet Corp.*	512	22,016
St. Jude Medical, Inc.	1,225	74,394
Zimmer Holdings, Inc.	764	71,793
		168,203
HEALTH CARE FACILITIES—2.6%
HCA Holdings, Inc.*	2,870	144,275
Tenet Healthcare Corporation*	984	45,274
		189,549
HEALTH CARE SERVICES—1.4%
Express Scripts, Inc.*	1,327	99,114

HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	1,366	104,977

HOUSEWARES & SPECIALTIES—1.3%
Jarden Corp.*	1,621	97,989

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
On Assignment, Inc.*	2,292	68,027

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(CONT.)
Robert Half International, Inc.	1,477	$61,709
		129,736
INDUSTRIAL MACHINERY—2.5%
Ingersoll-Rand PLC.	1,674	98,415
The ExOne Co.*	1,756	82,637
		181,052
INTERNET RETAIL—1.1%
priceline.com, Inc.*	70	80,142

INTERNET SOFTWARE & SERVICES—2.6%
Cornerstone OnDemand, Inc.*	1,998	113,986
Textura Corp.*	2,438	76,651
		190,637
INVESTMENT BANKING & BROKERAGE—0.7%
FXCM, Inc.	2,772	47,512

LEISURE PRODUCTS—0.8%
Polaris Industries, Inc.	486	60,847

LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp.	1,182	56,771

LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International, Inc.*	829	46,863

METAL & GLASS CONTAINERS—1.0%
Owens-Illinois, Inc.*	2,259	72,378

MOTORCYCLE MANUFACTURERS—1.1%
Harley-Davidson, Inc.	1,278	78,840

MULTI-LINE INSURANCE—0.8%
American International Group, Inc.	1,267	60,765

OIL & GAS EQUIPMENT & SERVICES—2.0%
Halliburton Company	1,483	72,682
Weatherford International Ltd.*	5,422	73,414
		146,096
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Anadarko Petroleum Corp.	884	71,330
Cabot Oil & Gas Corp.	1,978	79,081
Northern Oil and Gas, Inc.*	1,493	21,708
Pioneer Natural Resources Co.	404	68,405
		240,524
PACKAGED FOODS & MEATS—0.8%
ConAgra Foods, Inc.	1,816	57,731

PHARMACEUTICALS—3.5%
Actavis plc.*	589	111,309
Eli Lilly & Co.	1,687	91,115
Valeant Pharmaceuticals International, Inc.*	405	54,934
		257,358
SECURITY & ALARM SERVICES—1.4%
Tyco International Ltd.	2,492	100,901

SOFT DRINKS—0.9%
PepsiCo, Inc.	832	66,860

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—0.8%
IntercontinentalExchange Group, Inc.	278	$58,044

SPECIALTY CHEMICALS—3.6%
PPG Industries, Inc.	487	88,809
Rockwood Holdings, Inc.	1,254	85,937
The Sherwin-Williams Co.	468	85,766
		260,512
SPECIALTY STORES—1.7%
Tiffany & Co.	820	68,216
Tractor Supply Co.	874	58,130
		126,346
SYSTEMS SOFTWARE—3.8%
CommVault Systems, Inc.*	909	62,785
FleetMatics Group PLC.*	2,197	87,902
ServiceNow, Inc.*	2,042	129,524
		280,211
TRUCKING—1.3%
Swift Transportation Co.*	4,455	97,119

TOTAL COMMON STOCKS (Cost $5,890,655)		6,810,038

MASTER LIMITED PARTNERSHIP—1.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Carlyle Group LP	2,058	71,639

INVESTMENT BANKING & BROKERAGE—0.9%
Apollo Global Management LLC.	2,009	65,192

TOTAL MASTER LIMITED PARTNERSHIP (Cost $124,309)		136,831
Total Investments (Cost $6,014,964)(a)	95.0%	6,946,869
Other Assets in Excess of Liabilities	5.0%	365,458
NET ASSETS	100.0%	$7,312,327

‡                                         Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                                         Non-income producing security.

#                                         American Depositary Receipts.

(a)                                 At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,014,666, amounted to $932,203 which consisted of aggregate gross unrealized appreciation of $999,399 and aggregate gross unrealized depreciation of $67,196.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—65.5%
ADVERTISING—0.9%
Lamar Advertising Co., Cl. A*	12,300	$598,518

AEROSPACE & DEFENSE—1.3%
Honeywell International, Inc.	4,980	454,325
The Boeing Co.	3,180	398,327
		852,652
AIRLINES—0.7%
Copa Holdings SA, Cl. A	2,030	265,321
United Continental Holdings, Inc.*	4,330	198,487
		463,808
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	10,170	291,879
PVH Corp.+	2,765	334,206
		626,085
APPLICATION SOFTWARE—0.7%
Cadence Design Systems, Inc.*	3	43
SAP AG#	5,510	421,074
		421,117
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.+	13,460	819,579

AUTOMOBILE MANUFACTURERS—1.0%
General Motors Co.*+	17,725	639,518

BIOTECHNOLOGY—4.4%
Amgen, Inc.+	3,055	363,392
Biogen Idec, Inc.*	1,395	436,133
Gilead Sciences, Inc.*	15,545	1,253,704
Pharmacyclics, Inc.*	3,610	480,383
QLT, Inc.	14,335	98,051
Vertex Pharmaceuticals, Inc.*	2,590	204,714
		2,836,377
BROADCASTING—0.5%
CBS Corp., Cl. B+	5,465	320,905

CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A+	12,815	697,777
Time Warner Cable, Inc.	3,145	419,134
		1,116,911
CASINOS & GAMING—2.1%
Las Vegas Sands Corp.+	8,010	612,925
MGM Resorts International*+	29,930	729,095
		1,342,020
COMMUNICATIONS EQUIPMENT—0.9%
F5 Networks, Inc.*	5,630	602,410

COMPUTER HARDWARE—2.6%
Apple, Inc.+	3,330	1,666,998

COMPUTER STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	3,785	326,153

CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.*+	15,200	473,784

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION MATERIALS—0.8%
Eagle Materials, Inc.+	6,370	$501,638

CONSUMER FINANCE—1.0%
American Express Co.	2,595	220,627
Discover Financial Services	7,295	391,377
		612,004
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Alliance Data Systems Corp.*	865	207,306
Visa, Inc., Cl. A	2,200	473,946
		681,252
DRUG RETAIL—1.0%
CVS Caremark Corp.+	9,225	624,717

EDUCATION SERVICES—0.2%
New Oriental Education & Technology Group#	4,795	140,685

GENERAL MERCHANDISE STORES—0.7%
Dollar General Corp.*+	7,790	438,733

HEALTH CARE EQUIPMENT—0.7%
St. Jude Medical, Inc.	7,310	443,936

HEALTH CARE FACILITIES—1.5%
HCA Holdings, Inc.*	19,650	987,806

HEALTH CARE SERVICES—0.8%
Express Scripts, Inc.*+	6,795	507,519

HEALTH CARE TECHNOLOGY—0.5%
HMS Holdings Corp.*	12,555	289,142

HOME IMPROVEMENT RETAIL—1.7%
Lowe’s Companies, Inc.+	10,605	490,905
The Home Depot, Inc.	8,035	617,490
		1,108,395
HOTELS RESORTS & CRUISE LINES—1.2%
Ctrip.com International Ltd.#*	3,200	126,432
Hilton Worldwide Holdings, Inc.*	29,680	642,572
		769,004
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Robert Half International, Inc.	5,660	236,475

INSURANCE BROKERS—0.5%
Aon PLC.	3,885	312,587

INTERNET RETAIL—0.9%
Amazon.com, Inc.*+	1,600	573,904

INTERNET SOFTWARE & SERVICES—8.3%
Cornerstone OnDemand, Inc.*	4,335	247,312
eBay, Inc.*+	10,220	543,704
Facebook, Inc.*+	20,335	1,272,361
Google, Inc., Cl. A*+	1,145	1,352,211
Tencent Holdings Ltd.(L2)	4,640	325,011
Textura Corp.*	15,930	500,839
Trulia, Inc.*	8,170	282,110
Vistaprint NV*	6,330	309,410
Yahoo! Inc.*	14,915	537,238
		5,370,196

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley+	31,670	$934,582

LEISURE PRODUCTS—0.7%
Gildan Activewear, Inc.+	8,315	443,106

MANAGED HEALTH CARE—0.5%
UnitedHealth Group, Inc.	4,420	319,478

OFFICE SERVICES & SUPPLIES—0.4%
West Corp.	12,300	284,376

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp.*+	4,935	295,952
Halliburton Company+	9,395	460,449
National Oilwell Varco, Inc.+	5,385	403,929
Weatherford International Ltd.*	30,460	412,428
		1,572,758
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Pioneer Natural Resources Co.+	2,830	479,176
QEP Resources, Inc.	5,605	173,138
Whiting Petroleum Corp.*+	4,565	266,505
		918,819
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Citigroup, Inc.+	7,980	378,492
JPMorgan Chase & Co.	10,040	555,814
		934,306
PHARMACEUTICALS—4.3%
AbbVie, Inc.	6,390	314,580
Actavis plc.*	2,420	457,332
Bristol-Myers Squibb Co.+	8,355	417,499
Eli Lilly & Co.	8,815	476,098
Pfizer, Inc.+	15,876	482,630
Zoetis, Inc.	19,573	594,236
		2,742,375
PROPERTY & CASUALTY INSURANCE—0.3%
ACE Ltd.	2,040	191,372

RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*+	5,070	323,770

SECURITY & ALARM SERVICES—0.4%
Tyco International Ltd.	7,040	285,050

SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV NY Reg#	5,600	473,928
Lam Research Corp.*+	4,465	225,974
		699,902
SEMICONDUCTORS—3.8%
Altera Corp.	9,870	329,954
Avago Technologies Ltd.	11,620	634,917
Microsemi Corp.*	19,390	454,501
NXP Semiconductor NV*+	21,360	1,032,756
		2,452,128
SOFT DRINKS—1.1%
PepsiCo, Inc.+	8,675	697,123

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALIZED FINANCE—0.5%
IntercontinentalExchange Group, Inc.	1,555	$324,668

SPECIALTY CHEMICALS—2.2%
Chemtura Corp.*	14,065	352,750
Rockwood Holdings, Inc.+	15,840	1,085,515
		1,438,265
SYSTEMS SOFTWARE—0.4%
FleetMatics Group PLC.*	5,645	225,856

TRADING COMPANIES & DISTRIBUTORS—0.1%
HD Supply Holdings, Inc.*	4,100	88,027

WIRELESS TELECOMMUNICATION SERVICES—0.8%
SoftBank Corp.	7,155	529,536

TOTAL COMMON STOCKS (Cost $37,283,077)		42,110,325

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Adolor Corp., CPR, 12/31/1949*(L2),(a)	49,870	25,932
(Cost $—)		25,932

MASTER LIMITED PARTNERSHIP—2.9%
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Blackstone Group LP.+	27,750	908,812
The Carlyle Group LP	13,050	454,271
		1,363,083
INVESTMENT BANKING & BROKERAGE—0.8%
Apollo Global Management LLC.	15,945	517,415
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,472,858)		1,880,498

	CONTRACTS
PURCHASED OPTIONS—0.0%
CALL OPTIONS—0.0%
Myriad Genetics, Inc./ February/ 28*	58	6,960
(Cost $6,214)		6,960
(Cost $6,214)		6,960

Total Investments (Cost $38,762,149)(b)	68.4%	44,023,715
Other Assets in Excess of Liabilities	31.6%	20,308,086
NET ASSETS	100.0%	$64,331,801

+                                       All or a portion of this security is held as collateral for securities sold short.

‡                                         Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                                         Non-income producing security.

#                                         American Depositary Receipts.

(a)                                 Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

(b)                                 At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $38,902,820, amounted to $5,120,895 which consisted of aggregate gross unrealized appreciation of $6,002,729 and aggregate gross unrealized depreciation of $881,834.

(L2)                          Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short‡ (Continued) January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—18.2%
APPAREL RETAIL—0.3%
Esprit Holdings Ltd.(L2)	(28,965)	$(54,527)
The Gap, Inc.	(3,995)	(152,130)
		(206,657)
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
Bank New York Mellon Corp.	(5,475)	(174,981)
Legg Mason, Inc.	(4,980)	(210,903)
		(385,884)
BIOTECHNOLOGY—0.8%
Mesoblast Ltd.*	(15,930)	(81,988)
Myriad Genetics, Inc.*	(11,615)	(320,922)
NPS Pharmaceuticals, Inc.*	(2,725)	(97,501)
		(500,411)
CASINOS & GAMING—0.3%
Boyd Gaming Corp.*	(13,500)	(142,560)
Pinnacle Entertainment, Inc.*	(4,340)	(94,829)
		(237,389)
COMPUTER STORAGE & PERIPHERALS—0.7%
NetApp, Inc.	(10,155)	(429,963)

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
PACCAR, Inc.	(10,205)	(571,480)

CONSTRUCTION MATERIALS—0.5%
Holcim Ltd.	(4,415)	(321,410)

DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Syntel, Inc.*	(1,445)	(121,741)

DEPARTMENT STORES—0.3%
Nordstrom, Inc.	(3,260)	(187,287)

DIVERSIFIED BANKS—0.6%
HSBC Finance Corp.#	(7,550)	(388,749)

ELECTRONIC MANUFACTURING SERVICES—0.3%
Benchmark Electronics, Inc.*	(8,550)	(194,342)

EXCHANGE TRADED FUNDS—3.3%
CurrencyShares Japanese Yen Trust*	(3,129)	(299,070)
iShares Russell 2000 Index Fund	(7,003)	(785,456)
SPDR S&P 500 ETF Trust	(2,633)	(469,148)
SPDR S&P Oil & Gas Exploration & Production ETF	(8,326)	(547,851)
		(2,101,525)
HEALTH CARE EQUIPMENT—1.6%
Abbott Laboratories	(2,750)	(100,815)
DiaSorin SpA	(5,615)	(252,198)
Stryker Corp.	(3,610)	(280,136)
Varian Medical Systems, Inc.*	(4,425)	(359,797)
		(992,946)
INDUSTRIAL CONGLOMERATES—0.2%
3M Co.	(1,180)	(151,264)

INTERNET RETAIL—0.1%
Qunar Cayman Islands Ltd.#*	(3,105)	(80,823)

INTERNET SOFTWARE & SERVICES—0.8%
Akamai Technologies, Inc.*	(5,490)	(261,763)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Zillow, Inc.*	(3,020)	$(247,942)
		(509,705)
MANAGED HEALTH CARE—0.2%
Humana, Inc.	(1,545)	(150,329)

OIL & GAS DRILLING—0.6%
Patterson-UTI Energy, Inc.	(14,155)	(363,642)

OIL & GAS EXPLORATION & PRODUCTION—1.3%
Bonanza Creek Energy, Inc.*	(2,635)	(107,271)
Concho Resources, Inc.*	(1,680)	(164,287)
EPL Oil & Gas, Inc.*	(4,730)	(127,095)
Jones Energy, Inc.*	(12,350)	(193,648)
Ultra Petroleum Corp.*	(9,315)	(223,094)
		(815,395)
PERSONAL PRODUCTS—0.3%
Elizabeth Arden, Inc.*	(7,525)	(204,078)

PHARMACEUTICALS—0.2%
Mallinckrodt PLC.*	(2,150)	(124,334)

PROPERTY & CASUALTY INSURANCE—0.2%
The Allstate Corp.	(2,435)	(124,672)

REGIONAL BANKS—0.2%
Fifth Third Bancorp	(6,685)	(140,519)

RESTAURANTS—0.6%
Panera Bread Co., Cl. A*	(1,730)	(292,491)
Texas Roadhouse, Inc.	(2,920)	(70,810)
		(363,301)
SEMICONDUCTORS—1.5%
Linear Technology Corp.	(14,745)	(656,742)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(18,335)	(310,228)
		(966,970)
SPECIALIZED CONSUMER SERVICES—0.2%
Weight Watchers International, Inc.	(4,425)	(119,608)

SPECIALTY STORES—0.1%
PetSmart, Inc.	(1,525)	(96,075)

SYSTEMS SOFTWARE—1.1%
Oracle Corp.	(19,620)	(723,978)

TECHNOLOGY DISTRIBUTORS—0.2%
Avnet, Inc.	(3,045)	(125,058)
TOTAL (Proceeds $10,689,502)		$(11,699,535)

‡                                         Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

(L2)                          Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

*                                         Non-income producing security.

#                                         American Depositary Receipts.

See Notes to Schedule of Investments.

THE ALGER FUNDS II  |  ALGER EMERGING MARKETS FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.9%
BRAZIL—8.3%
BREWERS—1.1%
AMBEV SA	25,200	$168,056

CONSTRUCTION & ENGINEERING—0.6%
Mills Estruturas e Servicos de Engenharia SA	8,463	98,180

DIVERSIFIED BANKS—1.4%
Itau Unibanco Holding SA#	17,390	212,853

DIVERSIFIED METALS & MINING—0.8%
Vale SA#	8,750	119,000

DIVERSIFIED REAL ESTATE ACTIVITIES—0.7%
BR Malls Participacoes SA	18,300	115,290

MULTI-LINE INSURANCE—1.2%
BB Seguridade Participacoes SA	19,400	182,526

OIL & GAS STORAGE & TRANSPORTATION—0.5%
Ultrapar Participacoes SA	3,500	77,320

PAPER PRODUCTS—0.7%
Suzano Papel e Celulose SA	27,000	106,536

RESTAURANTS—0.8%
International Meal Co., Holdings SA*	16,900	122,931

STEEL—0.5%
Gerdau SA	11,900	84,588

TOTAL BRAZIL (Cost $1,587,960)		1,287,280

CAYMAN ISLANDS—4.2%
AGRICULTURAL PRODUCTS—0.7%
China Modern Dairy Holdings Ltd.*(L2)	230,000	106,823

COMMUNICATIONS EQUIPMENT—0.7%
TCL Communication Technology Holdings Ltd.*(L2)	104,000	111,882

HEALTH CARE DISTRIBUTORS—0.9%
Phoenix Healthcare Group Co., Ltd.*	87,413	143,665

HOUSEHOLD PRODUCTS—0.5%
Prince Frog International Holdings Ltd.(L2)	217,000	69,675

INTERNET SOFTWARE & SERVICES—0.5%
Youku Tudou, Inc.#*	2,700	78,192

OIL & GAS EQUIPMENT & SERVICES—0.9%
Anton Oilfield Services Group(L2)	225,000	143,010

TOTAL CAYMAN ISLANDS (Cost $698,461)		653,247

CHILE—0.8%
BREWERS—0.8%
Cia Cervecerias Unidas SA#	5,900	126,260
(Cost $156,996)

CHINA—9.5%
AUTOMOBILE MANUFACTURERS—0.9%
Great Wall Motor Co., Ltd.(L2)	30,500	145,304

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
China South Locomotive and Rolling Stock Corp.(L2)	201,000	146,469

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—(CONT.)
DIVERSIFIED BANKS—1.0%
Industrial & Commercial Bank of China Ltd.(L2)	253,000	$156,314

DIVERSIFIED METALS & MINING—1.0%
Tiangong International Co., Ltd.(L2)	591,377	159,741

HOTELS RESORTS & CRUISE LINES—0.6%
Ctrip.com International Ltd.#*	2,500	98,775

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.0%
Huaneng Renewables Corp., Ltd.(L2)	364,000	152,633

INTEGRATED OIL & GAS—1.0%
China Petroleum & Chemical Corp.(L2)	186,800	147,314

INTERNET SOFTWARE & SERVICES—2.0%
Tencent Holdings Ltd.(L2)	4,500	315,204

LIFE & HEALTH INSURANCE—1.0%
Ping An Insurance Group Co., of China Ltd.(L2)	19,500	157,470

TOTAL CHINA (Cost $1,304,451)		1,479,224

COLOMBIA—3.0%
AIRLINES—1.1%
Avianca Holdings SA#*	10,400	165,048

CONSTRUCTION MATERIALS—1.1%
Cementos Argos SA	41,718	178,591

INTEGRATED OIL & GAS—0.8%
Pacific Rubiales Energy Corp.	8,343	124,239

TOTAL COLOMBIA (Cost $524,901)		467,878

CYPRUS—1.2%
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
QIWI plc#	5,160	186,224
(Cost $168,433)

HONG KONG—7.4%
APPAREL RETAIL—0.5%
Sitoy Group Holdings Ltd.(L2)	134,000	71,003

CASINOS & GAMING—1.1%
Galaxy Entertainment Group Ltd.*(L2)	17,000	166,168

COMPUTER HARDWARE—0.5%
Lenovo Group Ltd.(L2)	64,000	82,541

CONSTRUCTION & ENGINEERING—1.3%
China State Construction International Holdings Ltd.(L2)	108,000	196,311

LIFE & HEALTH INSURANCE—0.9%
AIA Group Ltd.(L2)	31,600	146,069

OIL & GAS EXPLORATION & PRODUCTION—0.5%
Kunlun Energy Co., Ltd.(L2)	52,000	86,107

PACKAGED FOODS & MEATS—0.9%
China Mengniu Dairy Co., Ltd.(L2)	31,000	141,595

REAL ESTATE DEVELOPMENT—0.9%
China Overseas Land & Investment Ltd.(L2)	51,000	136,902

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HONG KONG—(CONT.)
SPECIALTY STORES—0.8%
Chow Tai Fook Jewellery Group(L2)	83,600	$121,736

TOTAL HONG KONG (Cost $969,709)		1,148,432

HUNGARY—0.5%
PHARMACEUTICALS—0.5%
Richter Gedeon Nyrt	4,130	83,508
(Cost $89,354)

INDIA—6.3%
AUTO PARTS & EQUIPMENT—1.0%
Motherson Sumi Systems Ltd.	50,221	162,596

CABLE & SATELLITE—0.5%
Dish TV India Ltd.*	95,562	73,023

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Tata Motors Ltd.#	5,400	150,390

DISTILLERS & VINTNERS—0.5%
United Spirits Ltd.	1,839	72,527

DIVERSIFIED BANKS—1.0%
HDFC Bank Ltd.	15,408	154,363

IT CONSULTING & OTHER SERVICES—0.7%
Tata Consultancy Services Ltd.	3,350	119,226

STEEL—0.6%
Tata Steel Ltd.	16,950	96,181

TOBACCO—1.0%
ITC Ltd.	29,414	152,502

TOTAL INDIA (Cost $967,208)		980,808

INDONESIA—2.1%
ALTERNATIVE CARRIERS—1.1%
Tower Bersama Infrastructure Tbk PT*(L2)	347,600	176,405

DEPARTMENT STORES—1.0%
Matahari Department Store Tbk PT*(L2)	154,500	147,311

TOTAL INDONESIA (Cost $324,259)		323,716

LAOS—0.7%
AUTOMOBILE MANUFACTURERS—0.7%
Kolao Holdings(L2)	5,349	110,154
(Cost $133,144)

MALAYSIA—2.9%
CONSTRUCTION & ENGINEERING—0.8%
Gamuda Bhd(L2)	87,200	116,443

MULTI-LINE INSURANCE—0.6%
Tune Ins Holdings Bhd.*(L2)	169,900	95,055

OIL & GAS EQUIPMENT & SERVICES—0.9%
Sapurakencana Petroleum Bhd.*(L2)	108,300	141,892

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MALAYSIA—(CONT.)
REAL ESTATE DEVELOPMENT—0.6%
UEM Sunrise Bhd.(L2)	148,900	$91,836

TOTAL MALAYSIA (Cost $465,016)		445,226

MEXICO—5.8%
CONSTRUCTION MATERIALS—1.0%
Cemex SAB de CV#*	12,436	153,833

DIVERSIFIED BANKS—1.0%
Banregio Grupo Financiero SAB de CV	29,300	160,386

DIVERSIFIED REAL ESTATE ACTIVITIES—1.3%
Corp Inmobiliaria Vesta SAB de CV	108,775	199,289

GAS UTILITIES—1.5%
Infraestructura Energetica Nova SAB de CV	53,800	231,413

INDUSTRIAL CONGLOMERATES—1.0%
Alfa SAB de CV	58,800	165,682

TOTAL MEXICO (Cost $816,536)		910,603

PERU—1.3%
DIVERSIFIED BANKS—1.3%
Credicorp Ltd.	1,500	197,880
(Cost $195,426)

PHILIPPINES—1.7%
DIVERSIFIED BANKS—0.9%
BDO Unibank, Inc.(L2)	82,378	142,997

MARINE PORTS & SERVICES—0.8%
International Container Terminal Services, Inc.(L2)	52,480	113,641

TOTAL PHILIPPINES (Cost $249,330)		256,638

POLAND—1.3%
AIR FREIGHT & LOGISTICS—0.5%
Integer.pl SA*	845	77,749

DIVERSIFIED BANKS—0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	10,030	129,838

TOTAL POLAND (Cost $215,734)		207,587

RUSSIA—5.4%
FOOD RETAIL—1.0%
Magnit OJSC(a)	3,023	159,463

HOMEBUILDING—0.8%
Etalon Group Ltd.*,(a)	29,237	131,567

INTERNET SOFTWARE & SERVICES—2.3%
Mail.ru Group Ltd.(a)	2,192	81,696

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RUSSIA—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yandex NV*	7,400	$271,950
		353,646
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Gazprom OAO#	24,590	203,113

TOTAL RUSSIA (Cost $800,434)		847,789

SOUTH AFRICA—3.3%
DISTRIBUTORS—0.6%
Imperial Holdings Ltd.	5,717	94,921

DIVERSIFIED METALS & MINING—1.0%
African Rainbow Minerals Ltd.	8,207	161,418

OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
FirstRand Ltd.	42,890	120,113

PHARMACEUTICALS—0.9%
Aspen Pharmacare Holdings Ltd.	5,813	131,192

TOTAL SOUTH AFRICA (Cost $506,923)		507,644

SOUTH KOREA—14.8%
AUTOMOBILE MANUFACTURERS—1.4%
Hyundai Motor Co.(L2)	979	210,314

BROADCASTING—1.0%
KT Skylife Co., Ltd.(L2)	5,910	151,348

COMMODITY CHEMICALS—0.8%
LG Chem Ltd.(L2)	535	126,860

CONSTRUCTION & ENGINEERING—1.0%
Doosan Heavy Industries and Construction Co., Ltd.(L2)	4,790	160,819

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Samsung Heavy Industries Co., Ltd.(L2)	2,250	69,107

DEPARTMENT STORES—1.2%
Shinsegae Co., Ltd.(L2)	858	181,338

DIVERSIFIED BANKS—1.1%
Hana Financial Group, Inc.(L2)	4,510	168,926

HOME FURNISHINGS—0.6%
Hanssem Co., Ltd.(L2)	2,050	98,621

INDUSTRIAL MACHINERY—0.8%
Hyundai Rotem Co., Ltd.(L2)	4,910	126,100

LIFE & HEALTH INSURANCE—0.8%
Samsung Life Insurance Co., Ltd.(L2)	1,383	131,340

MOVIES & ENTERTAINMENT—1.0%
CJ CGV Co., Ltd.(L2)	3,580	159,177

SEMICONDUCTORS—4.0%
Samsung Electronics Co., Ltd.(L2)	527	617,753

TRADING COMPANIES & DISTRIBUTORS—0.7%
Daewoo International Corp.(L2)	2,900	109,353

TOTAL SOUTH KOREA (Cost $2,343,434)		2,311,056

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SWITZERLAND—0.8%
LEISURE PRODUCTS—0.8%
Cie Financiere Richemont SA	13,323	$123,971
(Cost $84,342)

TAIWAN—10.8%
COMPUTER HARDWARE—1.0%
Compal Electronics, Inc.(L2)	208,000	154,436

COMPUTER STORAGE & PERIPHERALS—1.1%
Simplo Technology Co., Ltd.(L2)	36,000	164,721

INDUSTRIAL MACHINERY—1.4%
Hiwin Technologies Corp.(L2)	24,000	216,976

OTHER DIVERSIFIED FINANCIAL SERVICES—1.8%
Fubon Financial Holding Co., Ltd.(L2)	112,000	157,810
Yuanta Financial Holding Co., Ltd.(L2)	228,000	126,437
		284,247
PERSONAL PRODUCTS—1.2%
Ginko International Co., Ltd.(L2)	10,000	184,810

SEMICONDUCTORS—3.2%
Advanced Semiconductor Engineering, Inc.(L2)	173,000	158,320
Chipbond Technology Corp.(L2)	104,000	158,359
Epistar Corp.(L2)	80,815	179,369
		496,048
TEXTILES—1.1%
Eclat Textile Co., Ltd.(L2)	16,000	174,664

TOTAL TAIWAN (Cost $1,628,327)		1,675,902

THAILAND—1.4%
AGRICULTURAL PRODUCTS—0.7%
Charoen Pokphand Foods PCL	126,100	108,822

COMMODITY CHEMICALS—0.7%
PTT Global Chemical PCL	48,100	103,774

TOTAL THAILAND (Cost $218,521)		212,596

TURKEY—0.8%
AIRPORT SERVICES—0.8%
TAV Havalimanlari Holding AS	17,450	130,835
(Cost $127,709)

UNITED KINGDOM—0.8%
BREWERS—0.8%
SABMiller PLC.	2,729	122,944
(Cost $131,063)

VIRGIN ISLANDS (BRITISH)—0.8%
IT CONSULTING & OTHER SERVICES—0.8%
Luxoft Holding, Inc.*	3,500	130,865
(Cost $90,787)

TOTAL COMMON STOCKS (Cost $14,798,458)		14,928,267

	SHARES	VALUE
PREFERRED STOCKS—0.7%
BRAZIL—0.7%
INTEGRATED OIL & GAS—0.7%
Petroleo Brasileiro SA	18,900	$115,153
(Cost $163,395)

Total Investments (Cost $14,961,853)(b)	96.6%	15,043,420
Other Assets in Excess of Liabilities	3.4%	532,679
NET ASSETS	100.0%	$15,576,099

‡                                         Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                                         Non-income producing security.

#                                         American Depositary Receipts.

(a)                                 Global Depositary Receipts.

(b)                                 At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,976,273, amounted to $67,147 which consisted of aggregate gross unrealized appreciation of $1,528,578 and aggregate gross unrealized depreciation of $1,461,431.

(L2)                          Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  Based upon the nature, characteristics, and risks associated with their investments as of January 31, 2014, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$905,521,929	$897,267,173	$8,254,756	—
Consumer Staples	204,869,339	204,869,339	—	—
Energy	156,965,327	156,965,327	—	—
Financials	304,268,018	304,268,018	—	—
Health Care	641,418,474	641,418,474	—	—
Industrials	380,504,108	380,504,108	—	—
Information Technology	1,087,261,763	1,087,261,763	—	—
Materials	117,919,592	117,919,592	—	—
Telecommunication Services	80,220,260	80,220,260	—	—
TOTAL COMMON STOCKS	$3,878,948,810	$3,870,694,054	$8,254,756	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE NOTES
Consumer Discretionary	$1,178,859	—	—	$1,178,859
MASTER LIMITED PARTNERSHIP
Financials	38,346,975	38,346,975	—	—
REAL ESTATE INVESTMENT TRUST
Financials	7,505,000	—	7,505,000	—
TOTAL INVESTMENTS IN SECURITIES	$3,925,979,644	$3,909,041,029	$15,759,756	$1,178,859
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	18,333,713	18,333,713	—	—
Consumer Staples	4,506,395	4,506,395	—	—
Energy	37,754,893	37,754,893	—	—
Financials	45,381,361	45,381,361	—	—
Health Care	16,684,375	16,684,375	—	—
Industrials	24,455,522	24,455,522	—	—
Information Technology	76,552,876	76,552,876	—	—
Materials	14,457,975	14,457,975	—	—
Utilities	7,189,344	7,189,344	—	—
TOTAL COMMON STOCKS	$245,316,454	$245,316,454	—	—

Alger Green Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	15,103,289	15,103,289	—	—
Consumer Staples	4,651,462	4,651,462	—	—
Energy	402,135	402,135	—	—
Financials	2,161,573	2,161,573	—	—
Health Care	6,175,563	6,175,563	—	—
Industrials	16,382,084	16,382,084	—	—
Information Technology	20,406,642	20,406,642	—	—
Materials	3,121,902	3,121,902	—	—
Utilities	1,979,131	1,979,131	—	—
TOTAL COMMON STOCKS	$70,383,781	$70,383,781	—	—
CONVERTIBLE CORPORATE BONDS
Industrials	128,838	—	128,838	—
CONVERTIBLE NOTES
Consumer Discretionary	23,935	—	—	23,935
TOTAL INVESTMENTS IN SECURITIES	$70,536,554	$70,383,781	$128,838	$23,935

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	1,853,263	1,853,263	—	—
Consumer Staples	382,779	382,779	—	—
Energy	386,620	386,620	—	—
Financials	287,329	287,329	—	—
Health Care	1,187,819	1,187,819	—	—
Industrials	927,958	927,958	—	—
Information Technology	1,373,339	1,373,339	—	—
Materials	410,931	410,931	—	—
TOTAL COMMON STOCKS	$6,810,038	$6,810,038	—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Analyst Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$136,831	$136,831	—	—
TOTAL INVESTMENTS IN SECURITIES	$6,946,869	$6,946,869	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	8,937,363	8,937,363	—	—
Consumer Staples	1,321,840	1,321,840	—	—
Energy	2,491,577	2,491,577	—	—
Financials	3,309,519	3,309,519	—	—
Health Care	8,126,633	8,126,633	—	—
Industrials	3,007,942	3,007,942	—	—
Information Technology	12,446,012	12,121,001	325,011	—
Materials	1,939,903	1,939,903	—	—
Telecommunication Services	529,536	529,536	—	—
TOTAL COMMON STOCKS	$42,110,325	$41,785,314	$325,011	—
MASTER LIMITED PARTNERSHIP
Financials	1,880,498	1,880,498	—	—
PURCHASED OPTIONS
Health Care	6,960	6,960	—	—
RIGHTS
Health Care	25,932	—	—	25,932
TOTAL INVESTMENTS IN SECURITIES	$44,023,715	$43,672,772	$325,011	$25,932
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	1,291,140	1,236,613	54,527	—
Consumer Staples	204,078	204,078	—	—
Energy	1,726,888	1,726,888	—	—
Financials	2,593,498	2,593,498	—	—
Health Care	1,768,020	1,768,020	—	—
Industrials	722,744	722,744	—	—
Information Technology	3,071,757	3,071,757	—	—
Materials	321,410	321,410	—	—
TOTAL COMMON STOCKS	$11,699,535	$11,645,008	$54,527	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	2,544,922	807,784	1,737,138	—
Consumer Staples	1,413,477	910,574	502,903	—
Energy	922,995	404,672	518,323	—
Financials	2,983,694	1,472,538	1,511,156	—
Health Care	358,365	358,365	—	—
Industrials	2,043,103	787,884	1,255,219	—
Information Technology	2,810,738	868,153	1,942,585	—
Materials	1,290,522	1,003,921	286,601	—
Telecommunication Services	176,405	—	176,405	—
Utilities	384,046	231,413	152,633	—
TOTAL COMMON STOCKS	$14,928,267	$6,845,304	$8,082,963	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Energy	$115,153	$115,153	—	—
TOTAL INVESTMENTS IN SECURITIES	$15,043,420	$6,960,457	$8,082,963	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	1,178,859
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	1,178,859
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Green Fund	Convertible Notes
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	23,935
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	23,935
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2013	$25,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	25,932
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$25,932

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of December 31, 2013. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value December 31, 2013	Valuation Methodology	Unobservable Input	Range
Alger Spectra Fund
Convertible Note	$1,178,859	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x
Alger Green Fund
Convertible Note	$29,935	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x
Alger Dynamic Opportunities Fund
Contingent Rights	$25,932	Intrinsic Value	Probability of Milestone	0% - 44%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

On January 31, 2014 the Alger Emerging Markets Fund transferred $5,027,299 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$80,190,029	$80,190,029	—	—
Alger Green Fund	3,782,072	3,782,072	—	—
Alger Analyst Fund	353,950	353,950	—	—
Alger Dynamic Opportunities Fund	21,877,450	21,877,450	—	—
Total	$106,203,501	$106,203,501	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.  During the period ended January, 31 2014, written equity and index put options were used in accordance with this objective.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2014, the Alger Dynamic Opportunities Fund had option purchases of $6,214.  The effect of derivative instruments on the statement of operations for the three months ended January 31, 2014 is as follows:

Alger Dynamic Opportunities Fund

	ASSET DERIVATIVES 2014		LIABILITY DERIVATIVES 2014
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$—
Purchased Call Options	Investments in Securities, at value	6,960
Written Put Options	—	—	Written options outstanding, at value	$—
Written Call Options	—	—	Written options outstanding, at value	—
Total		$6,960		$—

NET REALIZED GAIN ON INVESTMENTS AND OPTIONS

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$—
Total	$—

Net change in Unrealized appreciations (depreciation) on investments, options

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$746
Total	$746

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NOTE 5 — Recent Accounting Pronouncements:

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 include an accounting update that modifies the criteria used in defining an investment company under GAAP and sets forth certain measurement and disclosure requirements. This update requires an investment company to measure noncontrolling interests in another investment company at fair value and requires an entity to disclose the fact that it is an investment company, and provide information about changes, if any, in its status as an investment company. An entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The new guidance is effective for annual reporting periods beginning on or after January 1, 2014. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2014